INVENTORIES, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
INVENTORIES, NET
Raw materials	$ 2,327,285	$ 2,497,298
Low value consumables		254,828
Work-in-progress	400,253	237,987
Finished goods	2,417,906	2,887,031
Inventory provision	(95,756)	(885,709)	$ (523,465)
Total inventories	5,049,688	4,991,435
Inventories provision expenses	$ (813,619)	$ 388,253	$ 444,894